UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6%
Arizona - 3.8%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,713,700
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/21	3,880,000	4,309,826
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	1/1/21	5,000,000	5,487,400
Tucson,
Water System Revenue	5.00	7/1/20	3,000,000	3,246,150
				15,757,076
Arkansas - .3%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/20	1,070,000	1,135,966
California - 3.7%
California,
GO, Refunding (Various Purpose)	5.00	11/1/22	5,250,000	6,031,252
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,174,961
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/21	2,700,000	2,949,885
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/22	1,000,000	1,127,950
Los Angeles Harbor Department,
Revenue	5.00	8/1/21	3,400,000	3,780,324
				15,064,372
Colorado - 3.4%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,213,441
Colorado Springs,
Utilities Revenue	5.00	11/15/22	5,000,000	5,752,300
Denver City & County Airport,
Revenue, Refunding	5.00	11/15/22	3,000,000	3,403,380
Platte River Power Authority,
Power Revenue	5.00	6/1/20	3,220,000	3,477,890
				13,847,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	2,792,460
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,572,165
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/21	2,000,000	2,199,600
				6,564,225
District of Columbia - 1.7%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,553,615
Metropolitan Washington Airports
Authority,
Airport Systems Revenue	5.00	10/1/22	4,635,000	5,279,265
				6,832,880
Florida - 11.5%
Central Expressway Authority,
Revenue, Refunding (Insured; Build
America Mutual Assurance Company)	5.00	7/1/22	1,750,000	1,991,553
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	5,700,000	6,043,254
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	6,950,000	7,462,076
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/19	2,270,000	2,384,204
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/20	1,850,000	1,998,018
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/20	1,000,000	1,085,570
Gainesville Utilities System,
Revenue	5.00	10/1/22	2,250,000	2,579,265
Greater Orlando Aviation Authority,
Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,085,850
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/21	1,240,000	1,369,741
Lee County,
Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,480,781

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Florida - 11.5% (continued)
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/19	1,200,000	1,268,604
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,362,663
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	2,400,000	2,675,904
Orlando Utilities Commission,
Utility System Revenue	5.25	10/1/21	1,660,000	1,865,790
Orlando-Orange County Expressway
Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/21	4,710,000	5,101,260
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/21	1,500,000	1,677,285
South Florida Water Management
District,
COP (Master Lease Purchase
Agreement)	5.00	10/1/20	1,500,000	1,628,775
				47,060,593
Georgia - 3.7%
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,942,992
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,218,140
Gwinnett County School District,
Sales Tax GO	5.00	8/1/20	4,000,000	4,343,120
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,074,380
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,387,228
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,113,900
				15,079,760
Illinois - 7.7%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	1,959,512
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/20	1,985,000	2,100,467

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 7.7% (continued)
Chicago,
Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,072,334
Chicago,
Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,083,490
Chicago,
Waterworks Revenue, Refunding	5.00	11/1/21	1,315,000	1,449,932
Chicago,
Waterworks Revenue, Refunding	5.00	11/1/22	1,200,000	1,348,380
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/19	1,700,000	1,801,388
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/20	1,850,000	2,018,239
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,595,211
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	1,200,000	1,302,684
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	2,590,000	2,811,626
Northern Illinois Municipal Power
Agency,
Power Project Revenue (Prairie State
Project)	5.00	12/1/20	1,000,000	1,084,120
Northern Illinois Municipal Power
Agency,
Revenue	5.00	12/1/21	4,800,000	5,325,696
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/22	3,220,000	3,566,955
Springfield,
Senior Lien Electric Revenue	5.00	3/1/20	2,000,000	2,128,420
				31,648,454
Indiana - 2.4%
Indiana Finance Authority,
Hospital Revenue, Refunding (Parkview
Health)	5.00	11/1/21	1,000,000	1,116,410
Indiana Finance Authority,
Hospital Revenue, Refunding (Parkview
Health)	5.00	11/1/22	1,135,000	1,296,522
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/21	3,870,000	4,224,685
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,055,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Indiana - 2.4% (continued)
Rockport,
PCR (Indiana Michigan Power Company
Project)	1.75	6/1/18	2,000,000	1,998,840
				9,692,207
Louisiana - 1.1%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/20	1,000,000	1,065,590
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000	3,326,889
				4,392,479
Maryland - 2.0%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/21	1,000,000	1,112,860
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,460,350
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.00	7/1/22	1,600,000	1,806,816
				8,380,026
Massachusetts - 1.0%
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/21	750,000	832,005
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/22	2,770,000	3,136,970
				3,968,975
Michigan - 5.1%
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,365,462
Michigan Finance Authority,
HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,245,533
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,078,990
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,438,997
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,680,368

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Michigan - 5.1% (continued)
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/21	3,000,000	3,150,480
University of Michigan Regents,
General Revenue	5.00	4/1/21	1,450,000	1,602,801
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/19	5,000,000	5,284,650
				20,847,281
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,173,128
Missouri - 2.2%
Kansas City,
Sanitary Sewer System Improvement
Revenue	4.00	1/1/21	1,000,000	1,068,380
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/20	3,960,000	4,241,120
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/20	1,070,000	1,171,522
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000	2,478,789
				8,959,811
Nevada - 2.1%
Clark County,
Limited Tax GO Bond Bank Bonds
(Additionally Secured by Pledged
Revenues)	5.00	11/1/21	3,100,000	3,472,589
Clark County School District,
GO, Refunding	5.00	6/15/22	1,050,000	1,187,771
Clark County School District,
Limited Tax GO	5.00	6/15/21	3,500,000	3,864,315
				8,524,675
New Jersey - 3.7%
New Jersey Economic Development
Authority,
Revenue	5.00	6/15/21	1,300,000	1,398,735
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	1,275,000	1,349,345

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 3.7% (continued)
New Jersey Educational Facilities
Authority,
Higher Education Facilities Trust Fund
Revenue	5.00	6/15/19	1,980,000		2,053,478
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,378,230
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,157,980
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,218,880
New Jersey Turnpike Authority,
Turnpike Revenue, MUNIPSA + .55%	2.26	1/1/18	2,500,000	[a]	2,500,000
					15,056,648
New Mexico - .4%
Albuquerque Bernalillo County Water
Utility Authority,
Senior Lien Joint Water and Sewer
System Revenue	5.00	7/1/20	1,675,000		1,812,434
New York - 13.2%
Long Island Power Authority,
Electric System General Revenue, 1
Month LIBOR + .88%	1.83	11/1/18	2,500,000	[a]	2,503,700
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/19	4,330,000		4,593,004
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,636,575
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,636,575
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/21	1,000,000		1,119,380
Nassau County,
GO (General Improvement)	5.00	1/1/20	5,000,000		5,315,100
New York City,
GO	5.00	8/1/19	1,000,000		1,052,430
New York City,
GO	5.00	8/1/20	3,830,000		4,151,452
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/20	1,500,000		1,624,170
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	5,375,000		5,769,579
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,293,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 13.2% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,163,550
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,679,548
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000		2,777,800
Port Authority of New York and New
Jersey,
Revenue (Consolidated Bonds-Two
Hundred Second)	5.00	10/15/21	2,000,000		2,224,480
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels), 1 Month LIBOR + .35%	1.26	12/3/19	5,000,000	[a]	4,984,150
TSASC, Inc. of New York,
Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000		1,603,920
					54,129,053
Ohio - .3%
Franklin County,
Hospital Facilities Improvement
Revenue (OhioHealth Corporation)	5.00	5/15/21	1,275,000		1,407,677
Oklahoma - .3%
Oklahoma Turnpike Authority,
Oklahoma Turnpike System Second
Senior Revenue	5.00	1/1/21	1,275,000		1,395,373
Pennsylvania - 4.4%
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	4.00	3/15/20	1,700,000		1,780,274
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/22	1,665,000		1,867,281
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000		2,347,368
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000		4,678,289
Philadelphia,
Gas Works Revenue	5.00	10/1/21	1,200,000		1,332,432
Philadelphia School District,
GO	5.00	9/1/21	4,250,000		4,522,892

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 4.4% (continued)
Southeastern Pennsylvania
Transportation Authority,
Revenue, Refunding	5.00	3/1/21	1,350,000	1,485,203
				18,013,739
Rhode Island - 1.1%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/21	2,250,000	2,440,327
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/20	2,020,000	2,165,864
				4,606,191
Tennessee - 1.8%
Metropolitan Government of Nashville
and Davidson County,
GO	5.00	7/1/20	1,920,000	2,075,578
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue	5.25	9/1/21	2,000,000	2,222,320
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue (Guaranteed
Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000	3,159,304
				7,457,202
Texas - 14.1%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/21	1,000,000	1,088,300
Clifton Higher Education Finance
Corporation,
Education Revenue, Refunding (IDEA
Public Schools) (Insured; Texas
Permanent School Fund Guarantee
Program)	4.00	8/15/22	1,600,000	1,744,112
Dallas County,
Combination Tax and Parking Garage
Revenue Certificates of Obligation	5.00	8/15/20	5,000,000	5,428,500
Denton,
Utility System Revenue	5.00	12/1/21	1,250,000	1,398,888
Dickinson Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/20	3,260,000	3,481,256
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/19	1,500,000	1,588,830
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/19	1,380,000	1,465,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Texas - 14.1% (continued)
Houston,
Combined Utility System First Lien
Revenue, MUNIPSA + .90%	2.61	5/1/20	5,000,000	[a]	5,031,500
Houston,
GO, Refunding	5.00	3/1/22	1,500,000		1,683,885
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000		3,003,224
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	5.00	9/1/20	1,000,000		1,078,150
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/20	1,000,000		1,085,220
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000		1,051,680
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/20	1,075,000		1,156,410
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000		2,128,080
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	1,000,000		1,093,180
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/22	2,910,000		3,260,189
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000		1,088,970
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/21	2,040,000		2,242,817
Rockwall,
Improvement GO	5.00	8/1/20	4,695,000		5,085,342
Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000		4,566,210
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/22	1,000,000		1,136,940
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/20	3,000,000		3,271,890
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/21	2,000,000		2,242,260
Waco,
Combination Tax and Revenue
Certificates of Obligation	5.00	2/1/20	1,500,000		1,600,935
					58,002,687

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Utah - 1.1%
Intermountain Power Agency,
Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,100,620
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/22	2,000,000	2,259,440
				4,360,060
Virginia - 1.1%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	5.00	5/15/21	1,000,000	1,111,560
Richmond,
Public Utility Revenue	5.00	1/15/20	3,400,000	3,629,636
				4,741,196
Washington - 3.0%
King County School District,
GO (Bellevue School District Number
405)	5.00	12/1/21	1,550,000	1,740,232
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,205,380
Seattle,
Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,148,360
Seattle,
Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,691,625
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,670,408
				12,456,005
Wisconsin - .5%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/20	2,000,000	2,131,500
Total Investments (cost $406,589,461)			98.6%	404,498,684
Cash and Receivables (Net)			1.4%	5,631,273
Net Assets			100.0%	410,129,957

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	404,498,684	-	404,498,684

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2017, accumulated net unrealized depreciation on investments was $2,090,777, consisting of $659,996 gross unrealized appreciation and $2,750,773 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)